DEBT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 25, 2022	Mar. 31, 2022	Mar. 31, 2021
Payments for rent		$ 33,700	$ 26,700
Emmersive Entertainment, Inc [Member] | Milestone one [Member]
Earnout target description	In the event that the Company generates a minimum of $5,500,000 in annualized booked revenues from the operation of the Musician & Artist Platform (“Attributed Revenue”) ending eight (8) months following the Effective Date (“Tranche 1 Milestone Date”), the Emmersive Parties shall receive 100,000 restricted Cryptyde Shares (“Tranche One”) within thirty (30) after the Tranche 1 Milestone Date. In the event that the Company does not satisfy this milestone for any reason by the Tranche 1 Milestone Date, the Emmersive Parties shall have no rights to the additional Cryptyde Shares
Emmersive Entertainment, Inc [Member] | Milestone two [Member]
Earnout target description	After the Effective Date, in the event the Company generates a minimum of $26,500,000 in annualized Attributed Revenues in any three-calendar month period ending on or before September 30, 2023, from the Musician & Artist Platform, the Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Two”). In the event Milestone Two is achieved, then Milestone One shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Two for any reason by September 30, 2023, the Emmersive Parties shall have no rights to Tranche Two
Emmersive Entertainment, Inc [Member] | Milestone three [Member]
Earnout target description	After the Effective Date in the event that Buyer generates a minimum of $60,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before September 30, 2024, from the Musician & Artist Platform, Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Three”). In the event Milestone Three is achieved, then Milestones One and Two shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Three for any reason by September 30, 2024, time being of the essence, the Emmersive Parties shall have no rights to Tranche Three. In the event that the Company satisfies Milestone Three in the time prescribed they shall have the right to receive an additional 100,000 restricted shares of Cryptyde Shares (“Bonus Tranche”). In the event that the Company does not satisfy Milestone Three for any reason, the Emmersive Parties shall have no rights to the Bonus Tranche
Termination and release agreement [Member] | Common Stock [Member]
Number of shares issued	300,000